PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                           STRONG ADVISOR EQUITY FUNDS
                               CLASSES A, B, AND C

                        STRONG ADVISOR COMMON STOCK FUND
                     STRONG ADVISOR ENDEAVOR LARGE CAP FUND
                            STRONG ADVISOR FOCUS FUND
                     STRONG ADVISOR INTERNATIONAL CORE FUND
                     STRONG ADVISOR LARGE COMPANY CORE FUND
                           STRONG ADVISOR SELECT FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                  STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND
                         STRONG ADVISOR U.S. VALUE FUND
                    STRONG ADVISOR UTILITIES AND ENERGY FUND

                         THE STRONG ADVISOR EQUITY FUNDS
                                     CLASS Z

                        STRONG ADVISOR COMMON STOCK FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR U.S. VALUE FUND

                Supplement to the Prospectuses dated May 1, 2003

STRONG ADVISOR U.S. VALUE FUND
On August 1, 2003, the Board of Directors ("Board") of the Strong Advisor U.S. Value Fund ("Fund") met and approved a subadvisory agreement between Matrix Asset Advisors, Inc. ("Matrix") and Strong Capital Management, Inc., subject to shareholder approval.

The Board has called a Special Meeting of Shareholders to be held on October 31, 2003, at which time the shareholders of the Fund will vote on the proposal. Only shareholders of record as of the close of business on August 29, 2003, the record date for the Special Meeting, will be entitled to vote at the meeting. The Fund will mail proxy materials to shareholders of record, which will discuss in detail the proposal to be voted upon. These proxy materials are expected to be mailed in early to mid-September 2003.

The subadvisory agreement, if approved by shareholders, will be effective November 3, 2003.

STRONG ADVISOR FOCUS FUND
Effective June 30, 2003, Mr. Thomas C. Ognar is the sole Portfolio Manager of the Strong Advisor Focus Fund. His biography can be found below.

         THOMAS C. OGNAR manages the ADVISOR FOCUS FUND. Mr. Ognar joined Strong in January 1998 and has earned the right to use the Chartered Financial Analyst designation. He has managed the ADVISOR FOCUS FUND since June 2003. From October 1998 to May 2002, he was a senior equity research analyst and from January 1998 to October 1998, he was an equity research analyst at Strong. From June 1995 to January 1998, he was a research analyst at M&I Investment Management, Inc. From January 1993 to August 1993, he was a trader at Republic Securities, Inc. Mr. Ognar received his bachelor's degree in finance from Miami University in 1992 and his master's of science degree in finance from the University of Wisconsin-Madison in 1995.

STRONG ADVISOR MID CAP GROWTH FUND
Effective June 30, 2003, Mr. Brandon M. Nelson is the sole Portfolio Manager of the Strong Advisor Mid Cap Growth Fund. His biography can be found below.

         BRANDON M. NELSON manages the ADVISOR MID CAP GROWTH FUND. Mr. Nelson joined Strong in July 1996 and has earned the right to use the Chartered Financial Analyst designation. He has managed or co-managed the ADVISOR MID CAP GROWTH FUND since March 2003. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. Since October 2000, he has been a manager for equity accounts. Mr. Nelson received a bachelor's degree in business administration from the University of Wisconsin-Madison in 1994, a master's of science degree in finance from the University of Wisconsin-Madison in 1996, and was selected to participate in the Applied Security Analysis Program.

STRONG ADVISOR TECHNOLOGY FUND
Effective May 2, 2003, Mr. James B. Burkart is the sole Portfolio Manager of the Strong Advisor Technology Fund. His biography can be found on page 31 of the prospectus.



         The date of this Prospectus Supplement is August 4, 2003.